Oppenheimer AMT-Free Municipals	Oppenheimer Quest International Value Fund
Oppenheimer California Municipal Fund	Oppenheimer Global Allocation Fund
Oppenheimer Cash Reserves Fund	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Commodity Strategy Total	Oppenheimer Small- & Mid- Cap Value Fund
Return Fund	Oppenheimer Real Estate Fund
Oppenheimer Core Bond Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Corporate Bond Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Emerging Markets Debt Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Main Street Select Fund®	Oppenheimer Select Value Fund
Oppenheimer Main Street Small- & Mid-Cap Fund®	Oppenheimer Senior Floating Rate Fund
Oppenheimer Money Market Fund, Inc.	Oppenheimer Value Fund
Oppenheimer New Jersey Municipal Fund	Oppenheimer Short Duration Fund
Oppenheimer Pennsylvania Municipal Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Rochester National Municipals	Oppenheimer Transition 2010 Fund
Oppenheimer Portfolio Series	Oppenheimer Transition 2015 Fund
Active Allocation Fund	Oppenheimer Transition 2020 Fund
Conservative Investor Fund	Oppenheimer Transition 2025 Fund
Equity Investor Fund	Oppenheimer Transition 2030 Fund
Moderate Investor Fund	Oppenheimer Transition 2040 Fund
Oppenheimer Portfolio Series Fixed Income Active	Oppenheimer Transition 2050 Fund
Allocation Fund	Rochester Fund Municipals

Prospectus and Statement of Additional Information
Supplement dated February 1, 2012

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above referenced funds (each a "Fund") and is in addition to any other supplement(s):

After February 5, 2012, the holding period for any contingent deferred sales charge that applies to any applicable class of shares of each Fund will begin on the date of purchase of such shares.

February 1, 2012	PS0000.067